Noncontrolling Interest (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 878,463	$ 964,111
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	105,945	92,723	$ 84,523
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 726,960	$ 686,503
Percentage of noncontrolling interest recognized in consolidated balance sheets	66.00%	67.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 58,955	$ 65,586	77,025
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 151,503	$ 277,608
Percentage of noncontrolling interest recognized in consolidated balance sheets	33.00%	33.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 46,990	$ 27,137	$ 7,603
Percentage of net income /(loss) attributable to noncontrolling interest recognized in consolidated statements of comprehensive income	33.00%	33.00%	32.00%